Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
Property and equipment, gross		$ 77,404	$ 77,404
Accumulated depreciation		(68,179)	(63,545)
Property and equipment, net	$ 6,908	9,225	13,859
Scientific equipment [Member]
Property and Equipment [Line Items]
Property and equipment, gross		5,537	5,537
Office equipment [Member]
Property and Equipment [Line Items]
Property and equipment, gross		49,835	49,835
Computer equipment [Member]
Property and Equipment [Line Items]
Property and equipment, gross		$ 22,032	$ 22,032